Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Schedule of income(loss) before income taxes
	Three months ended March 31,		Nine months ended March 31,
	2022	2023	2022	2023
HK	$1,034,709	$2,103,638	$5,389,710	6,405,657
U.S.	(1,866,511)	(4,972,501)	(4,313,238)	(11,393,434)
Total	$(831,802)	$(2,868,863)	$1,076,472	$(4,987,777)
For the years ended June 30, 2021 and 2022, income(loss) before income taxes consists of:
	Years ended June 30,
	2021	2022
HK	$5,463,770	$6,679,431
U.S.	(1,840,141)	(7,482,487)
Total	$3,623,629	$(803,056)

Schedule of statutory tax rate to pre-tax income	The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory tax rate to pre-tax income is as follows:
	Years ended June 30,
	2021	2022
Expected taxation at HK statutory rate	$592,762	$(132,504)
Tax effect of two-tiered profits tax regime	(21,273)	(21,142)
Effect of income tax rate difference in other jurisdictions	(84,207)	(336,712)
Non-deductible expenses	33,725	116,287
Non-taxable income	(191,365)	(10,764)
Change in valuation allowance	357,650	1,455,390
Others	(1,469)	542
Income tax expense	$685,823	$1,071,097

Schedule of company’s deferred tax liabilities and assets	Significant components of the Company’s deferred tax liabilities and assets as of June 30, 2021 and 2022 are as follows:
	Years ended June 30,
Deferred tax asset:	2021	2022
Net operating loss carryforward	$357,650	$1,813,040
Valuation allowance	(357,650)	(1,813,040)
Net deferred tax asset	$-	$-

Schedule of movement of valuation allowance	Movement of valuation allowance:
	Years ended June 30,
	2021	2022
At the beginning of the year	$-	$357,650
Current year addition	357,650	1,455,390
At the end of the year	$357,650	$1,813,040